UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: JUNE 30, 2003
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  MARCH 31, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 91
Form 13F Information Table Value Total: 173379(x$1000)
List of Other Included Managers: None
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      606     4700 SH       Sole                     4700
Abbott Labs                    COM              002824100     1993    45534 SH       Sole                    45534
Adobe Sys Inc                  COM              00724F101      952    29700 SH       Sole                    29700
Agilent Technologies           COM              00846U101      199    10173 SH       Sole                    10173
Altria Group Inc               COM              02209S103      220     4838 SH       Sole                     4838
American Express Co            COM              025816109     3391    81112 SH       Sole                    81112
American International Group   COM              026874107     4630    83907 SH       Sole                    83907
Amgen Inc                      COM              031162100     2311    35050 SH       Sole                    35050
AOL Time Warner                COM              00184A105      327    20344 SH       Sole                    20344
Apollo Group Inc               COM              037604105      300     4850 SH       Sole                     4850
Applied Biosystems OLD         COM              380201038      716    37610 SH       Sole                    37610
Applied Materials Inc          COM              038222105      846    53400 SH       Sole                    53400
Automatic Data Processing Inc  COM              053015103     1585    46821 SH       Sole                    46821
Bank of America                COM              060505104     1080    13669 SH       Sole                    13669
Bed Bath & Beyond              COM              075896100      621    16000 SH       Sole                    16000
BP Plc Sponsored ADR           COM              055622104     3664    87192 SH       Sole                    87192
Bristol Myers Squibb           COM              110122108      301    11100 SH       Sole                    11100
Cardinal Health Inc            COM              14149Y108      610     9485 SH       Sole                     9485
Carnival Corp                  COM              143658300     2258    69450 SH       Sole                    69450
Chevron Corp                   COM              166764100     3086    42747 SH       Sole                    42747
Cintas Corp Ohio               COM              172908105     2513    70924 SH       Sole                    70924
Cisco Systems                  COM              17275r102     2635   156948 SH       Sole                   156948
Citigroup Inc                  COM              172967101     1878    43881 SH       Sole                    43881
Clear Channel Comm             COM              184502102     1772    41800 SH       Sole                    41800
Coca Cola Co                   COM              191216100      704    15172 SH       Sole                    15172
Corning Inc                    COM              219350105      293    39633 SH       Sole                    39633
Dell Computer Corp             COM                            1339    42060 SH       Sole                    42060
Disney Walt Co                 COM              254687106      468    23700 SH       Sole                    23700
Dow Chem Co                    COM              260543103      436    14071 SH       Sole                    14071
Du Pont de Nemours             COM              263534109      532    12785 SH       Sole                    12785
Electronic Arts, Inc.          COM              285512109      351     4750 SH       Sole                     4750
Ensco Intl Inc                 COM              26874Q100      756    28100 SH       Sole                    28100
Exxon Mobil Corp               COM              30231G102     5813   161884 SH       Sole                   161884
Federal Natl Mtg Assn          COM              313586109     2394    35505 SH       Sole                    35505
First Data Corp                COM              319963104      863    20815 SH       Sole                    20815
Fiserv Inc                     COM              337738108     3871   108562 SH       Sole                   108562
Fleet Boston Financial         COM              339030108      258     8675 SH       Sole                     8675
Flextronics Intl Ltd           COM              Y2573F102     1553   148900 SH       Sole                   148900
General Electric Co            COM              369604103    12020   419096 SH       Sole                   419096
Harley Davidson Inc            COM              412822108      823    20650 SH       Sole                    20650
Hewlett Packard Co.            COM              428236103     2171   101942 SH       Sole                   101942
Home Depot, Inc.               COM              437076102     2345    70800 SH       Sole                    70800
Intel Corp                     COM              458140100     3684   177029 SH       Sole                   177029
Interpublic Group Companies, I COM              460690100      278    20750 SH       Sole                    20750
Intl Business Mach             COM              459200101     5924    71812 SH       Sole                    71812
Jefferson Pilot Corp           COM              475070108      567    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     4748    91834 SH       Sole                    91834
JPMorgan Chase & Co            COM              46625H100      980    28664 SH       Sole                    28664
Kohl's Corp.                   COM              500255104      827    16100 SH       Sole                    16100
Lehman Brothers Holdings Inc   COM              524908100      313     4712 SH       Sole                     4712
Linear Technology              COM              535678106     2069    63900 SH       Sole                    63900
Marsh & Mclennan Cos Inc       COM              571748102      239     4680 SH       Sole                     4680
Maxim Integrated Inc           COM              57772K101      806    23650 SH       Sole                    23650
Medtronic Inc                  COM              585055106     4308    89806 SH       Sole                    89806
Merck & Co                     COM              589331107     2900    47900 SH       Sole                    47900
Microsoft Corp.                COM              594918104     6622   258251 SH       Sole                   258251
Molex Inc                      COM              608554101      227     8401 SH       Sole                     8401
Morgan Stanley                 COM              617446448      362     8461 SH       Sole                     8461
National City Corp             COM              635405103      312     9548 SH       Sole                     9548
Noble Energy, Inc.             COM              655044105      253     6700 SH       Sole                     6700
Nokia Corp ADR                 COM              654902204     2515   153050 SH       Sole                   153050
Omnicom Group Inc              COM              681919106      201     2800 SH       Sole                     2800
Oracle Corp.                   COM              68389x105      599    49900 SH       Sole                    49900
Pepsico, Inc.                  COM              713448108     4706   105750 SH       Sole                   105750
Pfizer, Inc.                   COM              717081103     5054   147987 SH       Sole                   147987
Procter & Gamble Co            COM              742718109     5590    62679 SH       Sole                    62679
RLI Corp                       COM              749607107      509    15466 SH       Sole                    15466
Royal Dutch Pete               COM              780257804      741    15888 SH       Sole                    15888
Safeway Inc                    COM              786514208      289    14125 SH       Sole                    14125
SBC Communications Inc         COM                             333    13043 SH       Sole                    13043
Schlumberger Ltd               COM              806857108      745    15670 SH       Sole                    15670
Staples, Inc.                  COM              855030102      837    45625 SH       Sole                    45625
Starbucks Corp                 COM              855244109     2205    89800 SH       Sole                    89800
State Street Corp.             COM              857477103      868    22031 SH       Sole                    22031
Tyco International Ltd.        COM              h89128104     3606   190000 SH       Sole                   190000
U.S. Bancorp                   COM              902973304      395    16137 SH       Sole                    16137
United Technologies            COM              913017109      415     5858 SH       Sole                     5858
Verizon Comm                   COM              92343V104      463    11742 SH       Sole                    11742
Vodafone Grp ADR               COM              92857W209     1971   100316 SH       Sole                   100316
Wal Mart Stores Inc            COM              931142103     2418    45059 SH       Sole                    45059
Walgreen Co                    COM              931422109     1460    48510 SH       Sole                    48510
Weatherford                    COM              g95089101     2466    58850 SH       Sole                    58850
Wells Fargo & Co               COM              949746101    10696   212218 SH       Sole                   212218
Wyeth                          COM              983024100      822    18041 SH       Sole                    18041
Chestnut Str Exch Fd Sh Partsh                  166668103    10813 37432.300 SH      Sole                37432.300
Fidelity Charles Str Asset Mgr                  316069301      186 13905.230 SH      Sole                13905.230
Liberty Fds Tr VII Newport Tig                  19764n501      188 21437.715 SH      Sole                21437.715
Midcap SPDR Tr Ser 1                            595635103      221     2520 SH       Sole                     2520
Nasdaq-100 Trusts Shares                        631100104      210     7014 SH       Sole                     7014
SPDR Tr Unit Ser 1                              78462F103      802     8217 SH       Sole                     8217
The Individuals' Venture Fund                                  150   150000 SH       Sole                   150000

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